UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York	10017
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2006 to September 30, 2006

Item 1:                     Schedule of Investments

Credit Suisse Trust - Global Small Cap Portfolio

Schedule of Investments

September 30, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (95.0%)
Australia (4.0%)
Banks (0.6%)
Bendigo Bank, Ltd.§	67,000	$722,459

Commercial Services & Supplies (0.6%)
Downer EDI, Ltd.	100,000	447,159
Iress Market Technology, Ltd.§	55,000	256,899

		704,058

Diversified Financials (2.5%)
Austbrokers Holdings, Ltd.	312,000	814,067
Australian Infrastructure Fund§	256,000	418,063
Babcock & Brown Infrastructure Group§	419,192	506,523
ConnectEast Group	480,000	470,902
Mortgage Choice, Ltd.	395,000	766,210

		2,975,765

Media (0.3%)
STW Communications Group, Ltd.§	205,000	426,461

TOTAL AUSTRALIA		4,828,743

Belgium (1.0%)
Healthcare Equipment & Supplies (1.0%)
Omega Pharma SA	19,950	1,147,622

TOTAL BELGIUM		1,147,622

Bermuda (2.4%)
Commercial Services & Supplies (0.8%)
VistaPrint, Ltd.*	38,600	1,001,284

Hotels, Restaurants & Leisure (1.1%)
Orient-Express Hotels, Ltd. Class A	36,000	1,345,680

Media (0.5%)
Central European Media Enterprises, Ltd. Class A*§	7,900	529,695

TOTAL BERMUDA		2,876,659

China (3.1%)
Airlines (1.1%)
Air China, Ltd. Series H	3,000,000	1,290,556

Communications Equipment (1.1%)
ZTE Corp. Series H§	352,800	1,303,867

Internet Software & Services (0.9%)
Netease.com, Inc. ADR*§	54,600	893,256
Shanda Interactive Entertainment, Ltd. ADR*§	17,095	256,425

		1,149,681

TOTAL CHINA		3,744,104

Denmark (1.1%)
Household Durables (1.1%)
Bang & Olufsen AS B Shares§	11,600	1,243,401

TOTAL DENMARK		1,243,401

Finland (0.6%)
Communications Equipment (0.6%)
Elcoteq SE	54,150	752,872

TOTAL FINLAND		752,872

France (1.4%)
Hotels, Restaurants & Leisure (0.2%)
Elior§	12,109	208,059

Real Estate (1.2%)
Nexity	23,650	1,495,134

	Number of
	Shares	Value

COMMON STOCKS
TOTAL FRANCE		$1,703,193

Germany (6.7%)
Building Products (1.2%)
Pfleiderer AG	57,300	1,372,138

Commercial Services & Supplies (1.0%)
CeWe Color Holding AG	28,500	1,214,313

Diversified Financials (1.3%)
AWD Holding AG	44,000	1,585,428

Energy Equipment & Services (0.3%)
Q-Cells AG*§	9,474	386,668

Machinery (1.0%)
IWKA AG*§	58,000	1,180,770

Real Estate (0.7%)
Vivacon AG*	35,000	852,064

Specialty Retail (1.2%)
Fielmann AG§	30,600	1,469,956

TOTAL GERMANY		8,061,337

India (0.9%)
Internet Software & Services (0.9%)
Sify, Ltd. ADR*§	114,300	1,048,131

TOTAL INDIA		1,048,131

Japan (16.9%)
Auto Components (1.8%)
NHK Spring Company, Ltd.§	96,000	1,112,091
Nippon Seiki Company, Ltd.	50,000	1,094,655

		2,206,746

Chemicals (3.1%)
Kuraray Company, Ltd.§	194,000	2,160,027
Toho Tenax Company, Ltd.*§	219,000	1,581,573

		3,741,600

Commercial Services & Supplies (0.6%)
Take and Give Needs Company, Ltd.§	695	688,860

Computers & Peripherals (1.3%)
Melco Holdings, Inc.§	51,300	1,499,203

Distribution & Wholesale (0.3%)
Happinet Corp.	21,100	399,785

Diversified Financials (1.7%)
Asset Managers Company, Ltd.§	440	1,064,510
OMC Card, Inc.§	87,100	1,026,973

		2,091,483

Electronic Equipment & Instruments (1.8%)
Nidec Corp.	16,000	1,207,470
Nihon Dempa Kogyo Company, Ltd.§	22,500	945,577

		2,153,047

Food Products (0.6%)
Mitsui Sugar Company, Ltd.	199,000	660,587

Hotels, Restaurants & Leisure (0.9%)
Round One Corp.§	309	1,121,753

Internet & Catalog Retail (0.7%)
Belluna Company, Ltd.	50,200	847,545

Internet Software & Services (1.1%)
ACCA Networks Company, Ltd.*§	206	281,145
SBI Holdings, Inc.§	2,775	994,748

		1,275,893

	Number of
	Shares	Value

COMMON STOCKS
Japan
Machinery (0.9%)
Sodick Company, Ltd.	139,800	$1,074,839

Media (0.5%)
Usen Corp.§	71,000	574,823

Specialty Retail (1.6%)
USS Company, Ltd.	19,250	1,237,458
Village Vanguard Company, Ltd.	109	682,535

		1,919,993

TOTAL JAPAN		20,256,157

Netherlands (1.9%)
Electronic Equipment & Instruments (0.6%)
Gemalto NV*§	34,200	731,523

Semiconductor Equipment & Products (1.3%)
ASM International NV*§	84,000	1,538,377

TOTAL NETHERLANDS		2,269,900

Norway (2.1%)
Electronic Equipment & Instruments (1.2%)
Tandberg ASA§	138,730	1,483,545

Machinery (0.9%)
Tomra Systems ASA§	172,000	1,048,231

TOTAL NORWAY		2,531,776

South Korea (0.6%)
Machinery (0.6%)
Samsung Heavy Industries Company, Ltd.	27,700	675,770

TOTAL SOUTH KOREA		675,770

Sweden (3.3%)
Commercial Services & Supplies (0.9%)
Observer AB*	216,000	1,059,989

Healthcare Equipment & Supplies (1.2%)
Getinge AB Class B	77,200	1,413,252

Machinery (1.2%)
Alfa Laval AB§	45,000	1,507,758

TOTAL SWEDEN		3,980,999

Switzerland (2.6%)
Biotechnology (1.2%)
Actelion, Ltd.*	10,260	1,469,399

Machinery (1.4%)
Georg Fischer AG*	3,420	1,599,466

TOTAL SWITZERLAND		3,068,865

Taiwan (0.1%)
Electronic Equipment & Instruments (0.1%)
AU Optronics Corp. ADR§	10,477	149,293

TOTAL TAIWAN		149,293

United Kingdom (9.0%)
Commercial Services & Supplies (3.6%)
Enterprise PLC	140,000	1,202,158
Michael Page International PLC	200,000	1,436,070
Serco Group PLC	240,000	1,685,399

		4,323,627

Diversified Financials (1.1%)
Melrose PLC	400,000	1,266,690

	Number of
	Shares	Value

COMMON STOCKS
United Kingdom
Industrial Conglomerates (2.0%)
Intertek Group PLC	100,000	$1,458,814
Synergy Healthcare PLC	81,215	919,988

		2,378,802

Insurance (0.6%)
Amlin PLC	130,000	673,015

Road & Rail (1.1%)
Arriva PLC	110,000	1,355,967

Specialty Retail (0.6%)
Halfords Group PLC	125,000	784,024

TOTAL UNITED KINGDOM		10,782,125

United States (37.3%)
Aerospace & Defense (0.8%)
BE Aerospace, Inc.*	47,600	1,003,884

Beverages (0.5%)
Hansen Natural Corp.*§	17,600	571,648

Biotechnology (2.6%)
Cubist Pharmaceuticals, Inc.*	33,300	723,942
Kendle International, Inc.*	28,600	915,772
LifeCell Corp.*§	44,100	1,420,902

		3,060,616

Chemicals (0.8%)
Pacific Ethanol, Inc.*	23,000	322,920
Zoltek Companies, Inc.*§	24,000	613,200

		936,120

Commercial Services & Supplies (0.8%)
Kenexa Corp.*	17,400	438,828
Sotheby’s	17,300	557,752

		996,580

Communications Equipment (1.2%)
F5 Networks, Inc.*	26,200	1,407,464

Distribution & Wholesale (0.1%)
Brightpoint, Inc.*	7,940	112,907

Diversified Financials (1.3%)
Bankrate, Inc.*§	18,100	480,736
Investment Technology Group, Inc.*	22,900	1,024,775

		1,505,511

Diversified Telecommunication Services (0.3%)
Cbeyond, Inc.*§	12,200	334,890

Electrical Equipment (0.9%)
Energy Conversion Devices, Inc.*§	21,400	792,656
Houston Wire & Cable Co.*§	15,600	293,280

		1,085,936

Electronic Equipment & Instruments (1.9%)
Daktronics, Inc.§	38,400	794,496
Hittite Microwave Corp.*	10,400	462,800
Itron, Inc.*	18,800	1,049,040
Riverbed Technology, Inc.*§	900	17,550

		2,323,886

Energy Equipment & Services (0.6%)
Unit Corp.*	14,800	680,356

Food Products (0.5%)
Herbalife, Ltd.*	16,000	606,080

Healthcare Equipment & Supplies (5.0%)
ArthroCare Corp.*§	28,100	1,316,766

	Number of
	Shares	Value

COMMON STOCKS
United States
Healthcare Equipment & Supplies
Hologic, Inc.*	34,200	$1,488,384
Illumina, Inc.*§	14,500	479,080
Inverness Medical Innovations, Inc.*§	16,400	570,064
Kyphon, Inc.*	13,700	512,654
Mentor Corp.§	10,800	544,212
Neurometrix, Inc.*	30,100	572,201
Spectranetics Corp.*	37,500	438,750

		5,922,111

Healthcare Providers & Services (2.2%)
Pediatrix Medical Group, Inc.*	32,100	1,463,760
Psychiatric Solutions, Inc.*§	34,352	1,171,059

		2,634,819

Hotels, Restaurants & Leisure (2.0%)
Chipotle Mexican Grill, Inc. Class A*§	16,800	834,456
Life Time Fitness, Inc.*§	25,200	1,166,508
Live Nation, Inc.*	19,000	387,980

		2,388,944

Insurance (0.7%)
Tower Group, Inc.	24,100	803,735

Internet & Catalog Retail (1.7%)
Coldwater Creek, Inc.*§	23,300	670,108
Nutri/System, Inc.*§	19,900	1,239,571
Shutterfly, Inc.	7,100	110,405

		2,020,084

Internet Software & Services (2.6%)
Allscripts Heathcare Solutions, Inc.*§	40,100	900,245
Digital River, Inc.*§	11,200	572,544
INVESTools, Inc.*	59,700	634,611
Knot, Inc.*	26,700	590,871
VitalStream Holdings, Inc.*§	50,200	443,266

		3,141,537

IT Consulting & Services (0.6%)
Redback Networks, Inc.*§	56,000	777,280

Machinery (0.7%)
Ceradyne, Inc.*§	20,300	834,127

Media (0.9%)
aQuantive, Inc.*§	44,600	1,053,452

Real Estate (1.2%)
Trammell Crow Co.*	25,800	941,958
Williams Scotsman International, Inc.*§	23,300	497,688

		1,439,646

Semiconductor Equipment & Products (3.7%)
Diodes, Inc.*	14,000	604,380
EMCORE Corp.*§	95,300	564,176
FormFactor, Inc.*	23,200	977,416
SiRF Technology Holdings, Inc.*§	10,500	251,895
Tessera Technologies, Inc.*§	33,500	1,165,130
Trident Microsystems, Inc.*	11,400	265,164
Varian Semiconductor Equipment Associates, Inc.*	17,800	653,260

		4,481,421

Specialty Retail (2.5%)
Bare Escentuals, Inc.	600	16,290
Casual Male Retail Group, Inc.*§	26,700	366,591
DSW, Inc. Class A*§	18,800	592,200
Gymboree Corp.*	13,800	582,084
J. Crew Group, Inc.*	18,200	547,274

	Number of
	Shares	Value

COMMON STOCKS
United States
Specialty Retail
Zumiez, Inc.*§	32,800	$885,600

		2,990,039

Wireless Telecommunication Services (1.2%)
SBA Communications Corp. Class A*	60,500	1,471,965

TOTAL UNITED STATES		44,585,038

TOTAL COMMON STOCKS (Cost $105,164,843)		113,705,985

PREFERRED STOCK (1.3%)
Germany (1.3%)
Healthcare Equipment & Supplies (1.3%)
Draegerwerk AG (Cost $1,540,403)	26,000	1,537,180

WARRANTS (0.0%)
United States (0.0%)
Chemicals (0.0%)
Pacific Ethanol, Inc., strike price $31.55, expires 02/28/07* (Cost $0)	11,500	0

LIMITED PARTNERSHIPS (2.5%)
United States (2.5%)
Venture Capital (2.5%)
Austin Ventures VIII L.P.*††	456,667	358,447
CVC European Equity III L.P.*††	914,411	760,562
Madison Dearborn Capital Partners IV L.P.*††	851,326	926,897
Oak Investment Partners X L.P.*††	1,327,968	958,245

TOTAL LIMITED PARTNERSHIPS (Cost $2,604,466)		3,004,151

SHORT-TERM INVESTMENTS (29.7%)
State Street Navigator Prime Portfolio§§	34,082,615	34,082,615

	Par
	(000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 10/02/06	$1,410	1,410,000

TOTAL SHORT-TERM INVESTMENTS (Cost $35,492,615)		35,492,615

TOTAL INVESTMENTS AT VALUE (128.5%) (Cost $144,802,327)		153,739,931

LIABILITIES IN EXCESS OF OTHER ASSETS (-28.5%)		(34,101,401)

NET ASSETS (100.0%)		$119,638,530

INVESTMENT ABBREVIATION
ADR = American Depositary Receipt

*	Non-income producing security.
††	Restricted security, not readily marketable; security is valued at fair value as determined in good faith, by or under the direction of, the Board of Trustees.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio initially values its investments in private-equity portfolios (“Private Funds”) at the amount invested in the Private Funds, less related expenses, where identifiable, unless and until Credit Suisse Asset Management, LLC (“Credit Suisse”) determines that such value does not represent fair value. Thereafter, investments in Private Funds held by the Portfolio are valued at their “fair values” using procedures approved by the Board of Trustees.

Restricted Securities – Certain investments of the Portfolio are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio does not have the right to demand that such securities be registered.

		Number					Percentage
	Security	of	Acquisition		Fair	Value per	of	Distributions	Open
Security	Type	Shares	Date	Cost	Value	Share	Net Assets	Received	Commitments
Austin Ventures VIII L.P.	Ltd. Partnership	456,667	7/13/01	$386,011	$358,447	$0.78	0.30%	$68,264	$96,666
CVC European Equity III L.P.	Ltd. Partnership	914,411	9/04/01	513,246	760,562	0.83	0.64%	1,117,950	85,589
Madison Dearborn Capital Partners IV L.P.	Ltd. Partnership	851,326	4/02/01	681,592	926,897	1.09	0.77%	283,123	148,674
Oak Investment Partners X L.P.	Ltd. Partnership	1,327,968	1/18/01	1,023,617	958,245	0.72	0.80%	346,984	172,032
				$2,604,466	$3,004,151		2.51%	$1,816,321	$502,961

Federal Income Tax Cost – At September 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $144,802,327, $18,059,982, $(9,122,378) and $8,937,604, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Trust - International Focus Portfolio

Schedule of Investments

September 30, 2006 (unaudited)

	Number of Shares	Value

COMMON STOCKS (97.1%)
Brazil (0.5%)
Oil & Gas (0.5%)
Petroleo Brasileiro SA - Petrobras ADR	6,600	$493,944
TOTAL BRAZIL		493,944

Denmark (2.7%)
Pharmaceuticals (2.7%)
Novo Nordisk AS Series B	34,400	2,556,499
TOTAL DENMARK		2,556,499

Europe (0.5%)
Diversified Financials (0.5%)
KKR Private Equity Investors LP*	19,900	422,875
TOTAL EUROPE		422,875

France (15.0%)
Banks (3.6%)
BNP Paribas	8,989	965,016
Societe Generale§	15,052	2,388,884
		3,353,900

Beverages (1.8%)
Pernod Ricard SA§	7,873	1,635,905

Insurance (2.8%)
Axa§	72,169	2,656,626

Media (1.7%)
Lagardere S.C.A.§	21,362	1,537,653

Oil & Gas (1.5%)
Total SA§	21,746	1,424,862

Pharmaceuticals (1.0%)
Sanofi-Aventis§	10,881	966,377

Textiles & Apparel (2.6%)
LVMH Moet Hennessy Louis Vuitton SA§	23,533	2,417,807
TOTAL FRANCE		13,993,130

Germany (8.4%)
Auto Components (1.8%)
Continental AG	14,479	1,674,385

Banks (2.0%)
Bayerische Hypo-und Vereinsbank AG§	42,235	1,841,250

Electric Utilities (1.6%)
E.ON AG	12,845	1,521,715

Multi-Utilities (1.7%)
RWE AG	16,789	1,544,970

Software (1.3%)
SAP AG	6,207	1,227,705
TOTAL GERMANY		7,810,025

Greece (1.8%)
Diversified Telecommunication Services (1.8%)
Hellenic Telecommunications Organization SA (OTE)*	67,486	1,650,389
TOTAL GREECE		1,650,389

India (1.2%)
Diversified Telecommunication Services (1.2%)
Bharti Airtel, Ltd.*	113,978	1,163,728
TOTAL INDIA		1,163,728

	Number of
	Shares	Value

COMMON STOCKS
Israel (1.3%)
Pharmaceuticals (1.3%)
Teva Pharmaceutical Industries, Ltd. ADR	36,700	$1,251,103
TOTAL ISRAEL		1,251,103

Italy (3.6%)
Banks (2.5%)
SanPaolo IMI SpA	87,056	1,838,546
UniCredito Italiano SpA§	60,447	501,130
		2,339,676

Oil & Gas (1.1%)
Eni SpA§	33,404	991,526
TOTAL ITALY		3,331,202

Japan (20.1%)
Auto Components (1.1%)
Bridgestone Corp.	52,000	1,053,541

Banks (3.6%)
Mitsubishi UFJ Financial Group, Inc.	94	1,210,181
Mizuho Financial Group, Inc.	275	2,136,261
		3,346,442

Chemicals (4.3%)
Kuraray Company, Ltd.§	104,000	1,157,953
Shin-Etsu Chemical Company, Ltd.	44,000	2,811,481
		3,969,434

Diversified Financials (1.9%)
Daiwa Securities Group, Inc.§	148,000	1,732,371

Electronic Equipment & Instruments (1.5%)
Omron Corp.§	55,500	1,362,531

Household Products (1.5%)
Uni-Charm Corp.§	25,700	1,428,917

Machinery (1.6%)
Komatsu, Ltd.§	88,000	1,523,471

Specialty Retail (2.2%)
Yamada Denki Company, Ltd.	20,280	2,037,507

Trading Companies & Distributors (2.4%)
Mitsubishi Corp.§	121,200	2,284,064
TOTAL JAPAN		18,738,278

Luxembourg (1.3%)
Energy Equipment & Services (1.3%)
Acergy SA*§	72,800	1,249,774
TOTAL LUXEMBOURG		1,249,774

Mexico (1.5%)
Wireless Telecommunication Services (1.5%)
America Movil SA de CV ADR Series L	36,500	1,437,005
TOTAL MEXICO		1,437,005

Netherlands (4.9%)
Banks (1.8%)
ABN AMRO Holding NV	59,119	1,722,028

Food Products (1.9%)
Royal Numico NV	38,624	1,737,059

Oil & Gas (1.2%)
Royal Dutch Shell PLC Class A	32,700	1,078,699
TOTAL NETHERLANDS		4,537,786

	Number of
	Shares	Value

COMMON STOCKS
Norway (1.1%)
Banks (1.1%)
DNB NOR ASA	86,800	$1,063,000
TOTAL NORWAY		1,063,000

Singapore (1.5%)
Banks (1.5%)
United Overseas Bank, Ltd.	135,847	1,393,695
TOTAL SINGAPORE		1,393,695

South Korea (1.8%)
Machinery (1.8%)
Samsung Heavy Industries Company, Ltd.	68,210	1,664,052
TOTAL SOUTH KOREA		1,664,052

Spain (0.8%)
Tobacco (0.8%)
Altadis SA	15,860	752,694
TOTAL SPAIN		752,694

Sweden (1.4%)
Communications Equipment (1.4%)
Telefonaktiebolaget LM Ericsson	389,800	1,346,674
TOTAL SWEDEN		1,346,674

Switzerland (4.9%)
Banks (3.1%)
Julius Baer Holding, Ltd.	10,607	1,054,617
UBS AG	29,789	1,775,717
		2,830,334

Pharmaceuticals (1.8%)
Novartis AG	29,368	1,708,641
TOTAL SWITZERLAND		4,538,975

Taiwan (2.3%)
Diversified Telecommunication Services (1.0%)
Chunghwa Telecom Company, Ltd. ADR	55,587	962,211

Semiconductor Equipment & Products (1.3%)
MediaTek, Inc.	126,610	1,198,952
TOTAL TAIWAN		2,161,163

United Kingdom (20.5%)
Aerospace & Defense (1.4%)
BAE Systems PLC	174,700	1,289,011

Banks (4.9%)
Barclays PLC	83,960	1,056,301
HSBC Holdings PLC§	116,400	2,124,230
Royal Bank of Scotland Group PLC	42,152	1,446,962
		4,627,493

Beverages (1.4%)
SABMiller PLC	70,722	1,317,357

Commercial Services & Supplies (1.9%)
Capita Group PLC	59,261	605,801
Hays PLC	436,360	1,177,936
		1,783,737

Metals & Mining (2.8%)
BHP Billiton PLC	84,581	1,454,002
Vedanta Resources PLC	53,326	1,158,298
		2,612,300

	Number of
	Shares	Value

COMMON STOCKS
United Kingdom
Oil & Gas (2.1%)
BP PLC	177,433	$1,935,202

Pharmaceuticals (3.6%)
AstraZeneca PLC	24,703	1,539,285
GlaxoSmithKline PLC	67,908	1,801,765
		3,341,050

Tobacco (1.3%)
Imperial Tobacco Group PLC	35,843	1,190,535

Wireless Telecommunication Services (1.1%)
Vodafone Group PLC	454,464	1,035,642
TOTAL UNITED KINGDOM		19,132,327

TOTAL COMMON STOCKS (Cost $66,849,637)		90,688,318

SHORT-TERM INVESTMENTS (30.5%)
State Street Navigator Prime Portfolio§§	24,541,726	24,541,726

	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 10/02/06	$3,968	3,968,000

TOTAL SHORT-TERM INVESTMENTS (Cost $28,509,726)		28,509,726

TOTAL INVESTMENTS AT VALUE (127.6%) (Cost $95,359,363)		119,198,044

LIABILITIES IN EXCESS OF OTHER ASSETS (-27.6%)		(25,788,353)

NET ASSETS (100.0%)		$93,409,691

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation - The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost - At September 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $95,359,363, $24,746,384, $(907,703) and $23,838,681 respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Credit Suisse Trust - Small Cap Growth Portfolio

Schedule of Investments

September 30, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (99.3%)
Aerospace & Defense (1.7%)
BE Aerospace, Inc.*	337,500	$7,117,875

Banks (1.5%)
Signature Bank*§	211,600	6,544,788

Beverages (1.2%)
Hansen Natural Corp.*§	156,400	5,079,872

Biotechnology (5.3%)
Cubist Pharmaceuticals, Inc.*§	273,800	5,952,412
Kendle International, Inc.*§	172,900	5,536,258
LifeCell Corp.*§	345,400	11,128,788

		22,617,458

Chemicals (1.4%)
Pacific Ethanol, Inc.*	196,398	2,757,428
Zoltek Companies, Inc.*§	133,500	3,410,925

		6,168,353

Commercial Services & Supplies (5.8%)
Fuel-Tech NV*	326,800	4,866,052
Kenexa Corp.*§	115,500	2,912,910
PeopleSupport, Inc.*§	188,200	3,481,700
Sotheby’s	143,500	4,626,440
VistaPrint, Ltd.*§	337,800	8,762,532

		24,649,634

Communications Equipment (2.8%)
F5 Networks, Inc.*§	222,700	11,963,444

Computers & Peripherals (0.7%)
Focus Media Holding, Ltd. ADR*	54,800	3,174,016

Distribution & Wholesale (0.2%)
Brightpoint, Inc.*§	64,259	913,763

Diversified Financials (2.6%)
Bankrate, Inc.*§	151,900	4,034,464
Investment Technology Group, Inc.*	158,300	7,083,925

		11,118,389

Diversified Telecommunication Services (0.7%)
Cbeyond, Inc.*§	103,000	2,827,350

Electrical Equipment (1.6%)
Energy Conversion Devices, Inc.*§	187,300	6,937,592

Electronic Equipment & Instruments (4.6%)
Daktronics, Inc.§	236,300	4,889,047
Hittite Microwave Corp.*	147,500	6,563,750
Itron, Inc.*§	143,900	8,029,620
Riverbed Technology, Inc.*§	7,900	154,050

		19,636,467

Energy Equipment & Services (1.0%)
TETRA Technologies, Inc.*§	174,900	4,225,584

Healthcare Equipment & Supplies (12.2%)
ArthroCare Corp.*§	166,000	7,778,760
Foxhollow Technologies, Inc.*§	121,000	4,136,990
Hologic, Inc.*§	294,000	12,794,880
Illumina, Inc.*§	124,600	4,116,784
Inverness Medical Innovations, Inc.*§	90,700	3,152,732

	Number of
	Shares	Value

COMMON STOCKS
Healthcare Equipment & Supplies
Mentor Corp.§	77,500	$3,905,225
Meridian Bioscience, Inc.§	277,500	6,524,025
Mindray Medical International, Ltd. ADR*	4,900	81,781
Neurometrix, Inc.*	280,400	5,330,404
Spectranetics Corp.*§	352,700	4,126,590

		51,948,171

Healthcare Providers & Services (1.9%)
Psychiatric Solutions, Inc.*§	235,800	8,038,422

Hotels, Restaurants & Leisure (6.2%)
Buffalo Wild Wings, Inc.*	71,900	2,750,175
Chipotle Mexican Grill, Inc. Class A*§	142,200	7,063,074
Life Time Fitness, Inc.*§	181,700	8,410,893
Live Nation, Inc.*	157,700	3,220,234
Orient-Express Hotels, Ltd. Class A§	132,200	4,941,636

		26,386,012

Insurance (1.6%)
Tower Group, Inc.§	203,400	6,783,390

Internet & Catalog Retail (2.7%)
Nutri/System, Inc.*§	170,800	10,639,132
Shutterfly, Inc.	58,700	912,785

		11,551,917

Internet Software & Services (6.4%)
Allscripts Heathcare Solutions, Inc.*§	171,856	3,858,167
Digital River, Inc.*§	96,100	4,912,632
INVESTools, Inc.*	385,500	4,097,865
Knot, Inc.*	217,800	4,819,914
Sify, Ltd. ADR*§	619,200	5,678,064
VitalStream Holdings, Inc.*§	429,200	3,789,836

		27,156,478

IT Consulting & Services (1.5%)
Redback Networks, Inc.*§	474,600	6,587,448

Machinery (2.2%)
CE Franklin, Ltd.*	435,000	4,885,050
Ceradyne, Inc.*§	108,400	4,454,156

		9,339,206

Media (2.9%)
aQuantive, Inc.*§	335,500	7,924,510
Central European Media Enterprises, Ltd. Class A*§	66,500	4,458,825

		12,383,335

Real Estate (2.9%)
Trammell Crow Co.*§	221,800	8,097,918
Williams Scotsman International, Inc.*§	203,200	4,340,352

		12,438,270

Semiconductor Equipment & Products (12.1%)
Diodes, Inc.*	117,700	5,081,109
EMCORE Corp.*§	807,800	4,782,176
FormFactor, Inc.*§	147,400	6,209,962
Ikanos Communications, Inc.*§	359,600	4,232,492
Microsemi Corp.*§	280,100	5,279,885
Netlogic Microsystems, Inc.*§	134,700	3,417,339
ON Semiconductor Corp.*§	613,900	3,609,732
Silicon Motion Technology Corp.*	177,800	2,956,814
SiRF Technology Holdings, Inc.*§	87,700	2,103,923
Tessera Technologies, Inc.*§	174,200	6,058,676

	Number of
	Shares	Value

COMMON STOCKS
Semiconductor Equipment & Products
Trident Microsystems, Inc.*§	95,900	$2,230,634
Varian Semiconductor Equipment Associates, Inc.*§	148,600	5,453,620

		51,416,362

Software (4.0%)
Informatica Corp.*§	608,700	8,272,233
Taleo Corp. Class A*§	533,300	5,396,996
TradeStation Group, Inc.*§	221,900	3,344,033

		17,013,262

Specialty Retail (8.8%)
Bare Escentuals, Inc.	5,400	146,610
Casual Male Retail Group, Inc.*§	223,900	3,074,147
Children’s Place Retail Stores, Inc.*§	120,300	7,702,809
Citi Trends, Inc.*§	142,000	4,900,420
DSW, Inc. Class A*§	154,000	4,851,000
Gymboree Corp.*§	115,700	4,880,226
J. Crew Group, Inc.*§	155,300	4,669,871
Zumiez, Inc.*§	274,800	7,419,600

		37,644,683

Textiles & Apparel (0.7%)
Under Armour, Inc. Class A*§	76,200	3,049,524

Wireless Telecommunication Services (2.1%)
SBA Communications Corp. Class A*§	369,200	8,982,636

TOTAL COMMON STOCKS (Cost $437,600,466)		423,693,701

WARRANTS (0.0%)
Chemicals (0.0%)
Pacific Ethanol, Inc., strike price $31.55, expires 02/28/07* (Cost $0)	98,199	0

SHORT-TERM INVESTMENTS (29.2%)
State Street Navigator Prime Portfolio§§	121,243,420	121,243,420

	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 10/02/06	$3,672	3,672,000

TOTAL SHORT-TERM INVESTMENTS (Cost $124,915,420)		124,915,420

TOTAL INVESTMENTS AT VALUE (128.5%) (Cost $562,515,886)		548,609,121

LIABILITIES IN EXCESS OF OTHER ASSETS (-28.5%)		(121,826,450)

NET ASSETS (100.0%)		$426,782,671

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’

primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At September 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $562,515,886, $30,429,064, $(44,335,829) and $(13,906,765), respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Trust - Mid-Cap Growth Portfolio
Schedule of Investments
September 30, 2006 (unaudited)

	Number of Shares	Value

COMMON STOCKS (95.2%)
Aerospace & Defense (7.4%)
Alliant Techsystems, Inc.*§	5,100	$413,406
Goodrich Corp.	11,300	457,876
L-3 Communications Holdings, Inc.	8,200	642,306
Precision Castparts Corp.	13,200	833,712
		2,347,300

Airlines (0.7%)
AMR Corp.*§	9,200	212,888

Banks (7.2%)
Hudson City Bancorp, Inc.	36,200	479,650
Mellon Financial Corp.	10,800	422,280
Mercantile Bankshares Corp.	7,800	282,906
Northern Trust Corp.	10,700	625,201
People’s Bank§	11,500	455,515
		2,265,552

Beverages (3.8%)
Constellation Brands, Inc. Class A*	16,500	474,870
Molson Coors Brewing Co. Class B	10,300	709,671
		1,184,541

Biotechnology (2.7%)
Amylin Pharmaceuticals, Inc.*§	8,300	365,781
Biogen Idec, Inc.*	4,000	178,720
Celgene Corp.*§	6,800	294,440
		838,941

Chemicals (1.1%)
Monsanto Co.	7,100	333,771

Commercial Services & Supplies (5.9%)
Avery Dennison Corp.	8,200	493,394
Brink’s Co.	9,100	482,846
Corporate Executive Board Co.	4,000	359,640
Intermec, Inc.*§	7,000	184,520
Laureate Education, Inc.*	7,400	354,164
		1,874,564

Communications Equipment (1.6%)
Avaya, Inc.*§	42,800	489,632

Computers & Peripherals (1.2%)
SanDisk Corp.*	6,900	369,426

Distributor (2.2%)
Pool Corp.§	18,400	708,400

Diversified Financials (2.7%)
Nuveen Investments, Inc. Class A§	10,700	548,161
TD Ameritrade Holding Corp.§	16,200	305,370
		853,531

Electrical Equipment (1.1%)
Rockwell Automation, Inc.	6,000	348,600

Electronic Equipment & Instruments (3.7%)
Intersil Corp. Class A§	11,000	270,050
Roper Industries, Inc.§	19,800	885,852
		1,155,902

	Number of Shares	Value

COMMON STOCKS
Energy Equipment & Services (4.1%)
Grant Prideco, Inc.*	4,300	$163,529
National-Oilwell Varco, Inc.*	11,900	696,745
Smith International, Inc.	10,800	419,040
		1,279,314

Food & Drug Retailing (0.5%)
Kroger Co.	7,400	171,236

Healthcare Equipment & Supplies (5.9%)
Dade Behring Holdings, Inc.	11,200	449,792
Hologic, Inc.*§	6,500	282,880
IMS Health, Inc.	10,400	277,056
Intuitive Surgical, Inc.*§	1,500	158,175
Varian Medical Systems, Inc.*	13,200	704,748
		1,872,651

Healthcare Providers & Services (4.7%)
Covance, Inc.*	13,000	862,940
Omnicare, Inc.	7	301
Quest Diagnostics, Inc.	10,300	629,948
		1,493,189

Hotels, Restaurants & Leisure (5.2%)
Penn National Gaming, Inc.*	22,400	818,048
Starwood Hotels & Resorts Worldwide, Inc.	14,200	812,098
		1,630,146

Household Durables (0.7%)
Snap-On, Inc.	5,100	227,205

Insurance (3.7%)
Genworth Financial, Inc. Class A	19,700	689,697
W.R. Berkley Corp.	13,800	488,382
		1,178,079

Internet Software & Services (1.1%)
Akamai Technologies, Inc.*§	7,200	359,928

IT Consulting & Services (3.2%)
CACI International, Inc. Class A*§	9,100	500,591
ManTech International Corp. Class A*	10,400	343,304
NAVTEQ Corp.*	6,400	167,104
		1,010,999

Machinery (1.8%)
Harsco Corp.	3,900	302,835
ITT Corp.	5,200	266,604
		569,439

Media (3.0%)
Lamar Advertising Co. Class A*§	11,000	587,510
Univision Communications, Inc. Class A*	10,100	346,834
		934,344

Oil & Gas (4.1%)
EOG Resources, Inc.	3,700	240,685
Newfield Exploration Co.*	16,200	624,348
XTO Energy, Inc.	10,400	438,152
		1,303,185

	Number of Shares	Value

COMMON STOCKS
Personal Products (0.5%)
Alberto-Culver Co.	3,200	$161,888

Pharmaceuticals (3.4%)
Endo Pharmaceuticals Holdings, Inc.*	18,800	611,940
Forest Laboratories, Inc.*	9,000	455,490
		1,067,430

Software (6.6%)
Activision, Inc.*§	27,221	411,037
Autodesk, Inc.*	16,900	587,782
Cerner Corp.*§	6,500	295,100
Intuit, Inc.*	5,500	176,495
Red Hat, Inc.*§	28,700	604,996
		2,075,410

Specialty Retail (2.0%)
Abercrombie & Fitch Co. Class A	3,000	208,440
Circuit City Stores, Inc.§	6,200	155,682
Tractor Supply Co.*§	5,300	255,778
		619,900

Wireless Telecommunication Services (3.4%)
American Tower Corp. Class A*	17,900	653,350
NII Holdings, Inc.*	6,500	404,040
		1,057,390

TOTAL COMMON STOCKS (Cost $26,148,923)		29,994,781

SHORT-TERM INVESTMENTS (28.6%)
State Street Navigator Prime Portfolio§§	7,383,566	7,383,566

	Par (000)

State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 10/02/06	$1,638	1,638,000

TOTAL SHORT-TERM INVESTMENTS (Cost $9,021,566)		9,021,566

TOTAL INVESTMENTS AT VALUE (123.8%) (Cost $35,170,489)		39,016,347

LIABILITIES IN EXCESS OF OTHER ASSETS (-23.8%)		(7,503,865)

NET ASSETS (100.0%)		$31,512,482

*                                         Non-income producing security.

§                                         Security or portion thereof is out on loan.

§§                                  Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At September 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $35,170,489, $4,717,659, $(871,801) and $3,845,858, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders.  This information is also available on the Portfolio’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Credit Suisse Trust - Large Cap Value Portfolio
Schedule of Investments
September 30, 2006 (unaudited)

	Number of Shares	Value

COMMON STOCKS (97.7%)
Aerospace & Defense (8.3%)
Boeing Co.	11,700	$922,545
Goodrich Corp.	26,700	1,081,884
L-3 Communications Holdings, Inc.	15,900	1,245,447
Precision Castparts Corp.	9,600	606,336
United Technologies Corp.	19,300	1,222,655
		5,078,867

Banks (12.6%)
Bank of America Corp.	49,170	2,634,037
Bank of New York Company, Inc.	21,200	747,512
Hudson City Bancorp, Inc.§	61,965	821,036
Mercantile Bankshares Corp.	19,850	719,960
U.S. Bancorp	42,100	1,398,562
Wells Fargo & Co.	37,100	1,342,278
		7,663,385

Beverages (1.3%)
Coca-Cola Co.	17,000	759,560

Building Products (1.1%)
American Standard Companies, Inc.	16,000	671,520

Chemicals (1.5%)
Dow Chemical Co.	23,800	927,724

Communications Equipment (2.4%)
Cisco Systems, Inc.*	26,300	604,900
Motorola, Inc.	33,400	835,000
		1,439,900

Computers & Peripherals (2.2%)
International Business Machines Corp.	16,600	1,360,204

Containers & Packaging (1.3%)
Crown Holdings, Inc.*	43,100	801,660

Diversified Financials (13.7%)
American Express Co.	18,500	1,037,480
Capital One Financial Corp.	13,000	1,022,580
Citigroup, Inc.	41,100	2,041,437
Freddie Mac	11,000	729,630
Goldman Sachs Group, Inc.	2,000	338,340
JPMorgan Chase & Co.	22,500	1,056,600
Lehman Brothers Holdings, Inc.	14,200	1,048,812
Morgan Stanley	14,700	1,071,777
		8,346,656

Diversified Telecommunication Services (6.3%)
AT&T, Inc.	46,700	1,520,552
Sprint Nextel Corp.	32,800	562,520
Verizon Communications, Inc.	26,400	980,232
Windstream Corp.§	56,495	745,169
		3,808,473

Electric Utilities (3.7%)
Edison International	19,000	791,160
Exelon Corp.	13,100	793,074
PPL Corp.	21,100	694,190
		2,278,424

	Number of Shares	Value

COMMON STOCKS
Electrical Equipment (1.0%)
Emerson Electric Co.	7,300	$612,178

Energy Equipment & Services (1.1%)
Halliburton Co.	23,300	662,885

Food & Drug Retailing (0.4%)
CVS Corp.	8,300	266,596

Healthcare Providers & Services (1.2%)
Aetna, Inc.	18,100	715,855

Hotels, Restaurants & Leisure (0.6%)
Carnival Corp.	7,100	333,913

Household Products (1.3%)
Procter & Gamble Co.	13,000	805,740

Industrial Conglomerates (2.8%)
General Electric Co.	48,900	1,726,170

Insurance (3.2%)
Hartford Financial Services Group, Inc.	12,200	1,058,350
St. Paul Travelers Companies, Inc.	18,700	876,843
		1,935,193

IT Consulting & Services (1.6%)
First Data Corp.	23,300	978,600

Oil & Gas (12.5%)
Chevron Corp.	34,300	2,224,698
ConocoPhillips	11,704	696,739
EOG Resources, Inc.	3,500	227,675
Exxon Mobil Corp.	45,400	3,046,340
Newfield Exploration Co.*§	23,600	909,544
Noble Energy, Inc.	11,200	510,608
		7,615,604

Paper & Forest Products (1.0%)
International Paper Co.	16,800	581,784

Personal Products (1.0%)
Alberto-Culver Co.	11,900	602,021

Pharmaceuticals (7.3%)
Abbott Laboratories	12,200	592,432
Johnson & Johnson	25,300	1,642,982
Pfizer, Inc.	76,900	2,180,884
		4,416,298

Real Estate (1.9%)
Annaly Capital Management, Inc.§	57,600	756,864
Liberty Property Trust§	8,900	425,331
		1,182,195

Semiconductor Equipment & Products (0.8%)
Applied Materials, Inc.§	25,700	455,661

Software (0.5%)
Microsoft Corp.	12,000	327,960

Specialty Retail (3.8%)
Abercrombie & Fitch Co. Class A§	13,600	944,928
Home Depot, Inc.	29,800	1,080,846
Office Depot, Inc.*	7,700	305,690
		2,331,464

	Number of Shares	Value

COMMON STOCKS
Tobacco (1.3%)
Altria Group, Inc.	10,600	$811,430

TOTAL COMMON STOCKS (Cost $50,745,638)		59,497,920

SHORT-TERM INVESTMENTS (9.6%)
State Street Navigator Prime Portfolio§§	4,525,451	4,525,451

	Par (000)

State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 10/02/06	$1,320	1,320,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,845,451)		5,845,451

TOTAL INVESTMENTS AT VALUE (107.3%) (Cost $56,591,089)		65,343,371

LIABILITIES IN EXCESS OF OTHER ASSETS (-7.3%)		(4,471,139)

NET ASSETS (100.0%)		$60,872,232

*                                         Non-income producing security.

§                                         Security or portion thereof is out on loan.

§§                                  Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At September 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $56,591,089, $9,252,474, $(500,192) and $8,752,282, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Trust - Small Cap Value Portfolio

Schedule of Investments

September 30, 2006 (unaudited)

	Number of Shares	Value

COMMON STOCKS (92.9%)
Aerospace & Defense (0.5%)
DRS Technologies, Inc.§	3,570	$155,902

Agriculture (1.9%)
Delta and Pine Land Co.	14,100	571,050

Auto Components (3.0%)
Accuride Corp.*§	44,900	494,349
American Axle & Manufacturing Holdings, Inc.§	17,400	290,406
Proliance International, Inc.*§	24,536	112,130

		896,885

Banks (12.1%)
Alabama National Bancorp.§	5,600	382,200
Cadence Financial Corp.§	11,100	224,997
First Midwest Bancorp, Inc.§	8,800	333,432
Independent Bank Corp./MA	10,290	334,631
NewAlliance Bancshares, Inc.§	25,800	377,970
Prosperity Bancshares, Inc.§	15,400	524,216
Provident Financial Services, Inc.	24,900	460,899
South Financial Group, Inc.§	17,500	455,525
SVB Financial Group*§	3,100	138,384
Webster Financial Corp.	8,050	379,235

		3,611,489

Building Products (1.8%)
Drew Industries, Inc.*§	12,500	315,750
PGT, Inc.*	16,300	229,178

		544,928

Commercial Services & Supplies (4.3%)
Coinmach Service Corp. Class A	30,700	304,851
Viad Corp.	13,000	460,330
Watson Wyatt Worldwide, Inc. Class A§	13,030	533,188

		1,298,369

Commingled Fund (4.9%)
iShares Russell 2000 Value Index Fund§	20,100	1,482,375

Construction & Engineering (1.1%)
EMCOR Group, Inc.*§	6,100	334,524

Containers & Packaging (3.7%)
Crown Holdings, Inc.*	38,200	710,520
Greif, Inc. Class A	4,800	384,528

		1,095,048

Distribution & Wholesale (0.6%)
Core-Mark Holding Company, Inc.*§	6,200	194,308

Diversified Financials (3.0%)
Apollo Investment Corp.§	19,000	389,690
Assured Guaranty, Ltd.	19,400	503,042

		892,732

Diversified Telecommunication Services (2.1%)
Eschelon Telecom, Inc.*§	17,600	299,024
General Communication, Inc. Class A*§	25,756	319,117

		618,141

	Number of Shares	Value

COMMON STOCKS
Electric Utilities (1.3%)
Empire District Electric Co.§	17,700	$396,126

Electrical Equipment (2.1%)
Brady Corp.§	10,040	353,006
C&D Technologies, Inc.§	39,800	282,580

		635,586

Electronic Equipment & Instruments (3.1%)
Electro Scientific Industries, Inc.*§	11,620	239,372
Roper Industries, Inc.§	5,380	240,701
Varian, Inc.*	9,930	455,489

		935,562

Energy Equipment & Services (1.3%)
Allis-Chalmers Energy, Inc.*§	26,800	392,352

Food & Drug Retailing (1.8%)
Ruddick Corp.§	20,280	527,888

Gas Utilities (3.9%)
Geomet, Inc.*§	13,300	125,020
Petrohawk Energy Corp.*§	27,885	289,446
South Jersey Industries, Inc.§	14,500	433,695
WGL Holdings, Inc.§	10,160	318,415

		1,166,576

Healthcare Providers & Services (3.6%)
LifePoint Hospitals, Inc.*	18,000	635,760
Service Corp. International	48,700	454,858

		1,090,618

Hotels, Restaurants & Leisure (3.0%)
Landry’s Restaurants, Inc.§	19,800	596,970
Marcus Corp.§	13,760	316,067

		913,037

Industrial Conglomerates (1.9%)
Carlisle Companies, Inc.	6,760	568,516

Insurance (4.8%)
Argonaut Group, Inc.*	12,300	381,669
Hanover Insurance Group, Inc.	10,200	455,226
ProAssurance Corp.*	3,000	147,840
United Fire & Casualty Co.§	14,600	456,980

		1,441,715

Internet Software & Services (1.8%)
NETGEAR, Inc.*§	26,100	537,399

Leisure Equipment & Products (1.1%)
Smith & Wesson Holding Corp.*§	23,800	330,344

Machinery (3.0%)
Albany International Corp. Class A§	14,600	464,572
Briggs & Stratton Corp.§	4,100	112,955
ESCO Technologies, Inc.*§	7,160	329,647

		907,174

Media (2.5%)
Harte-Hanks, Inc.§	16,240	427,924
Salem Communications Corp. Class A§	14,800	167,388
Source Interlink Companies, Inc.*§	15,400	146,300

		741,612

	Number of Shares	Value

COMMON STOCKS
Multiline Retail (1.3%)
Bon-Ton Stores, Inc.§	12,700	$377,698

Oil & Gas (8.0%)
Comstock Resources, Inc.*	14,500	393,675
Denbury Resources, Inc.*	12,400	358,360
EXCO Resources, Inc.*§	32,300	400,843
Forest Oil Corp.*§	8,600	271,674
Mariner Energy, Inc.*	15,917	292,395
Range Resources Corp.§	11,250	283,950
Valero GP Holdings LLC*§	13,000	252,200
Western Refining, Inc.§	5,700	132,468

		2,385,565

Real Estate (5.0%)
Affordable Residential Communities*§	16,000	155,040
Annaly Capital Management, Inc.§	46,500	611,010
DiamondRock Hospitality Co.	23,600	391,996
Eagle Hospitality Properties Trust, Inc.§	36,300	337,590

		1,495,636

Road & Rail (1.1%)
Florida East Coast Industries, Inc.§	5,600	319,648

Textiles & Apparel (2.7%)
Hartmarx Corp.*§	24,800	167,896
Warnaco Group, Inc.*§	33,100	640,154

		808,050

Water Utilities (0.6%)
SJW Corp.§	5,600	167,496

TOTAL COMMON STOCKS (Cost $23,021,819)		27,834,349

SHORT-TERM INVESTMENTS (35.6%)
State Street Navigator Prime Portfolio§§	8,550,631	8,550,631

	Par (000)

State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 10/02/06	$2,118	2,118,000

TOTAL SHORT-TERM INVESTMENTS (Cost $10,668,631)		10,668,631

TOTAL INVESTMENTS AT VALUE (128.5%) (Cost $33,690,450)		38,502,980
LIABILITIES IN EXCESS OF OTHER ASSETS (-28.5%)		(8,539,156)

NET ASSETS (100.0%)		$29,963,824

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At September 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $33,690,450, $5,174,636, $(362,106) and $4,812,530, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Trust - Emerging Markets Portfolio

Schedule of Investments

September 30, 2006 (unaudited)

	Number of Shares	Value

COMMON STOCKS (91.0%)
Argentina (0.3%)
Oil & Gas (0.3%)
Repsol YPF SA ADR	24,500	$730,835
TOTAL ARGENTINA		730,835

Austria (0.7%)
Real Estate (0.7%)
Meinl European Land, Ltd.*	67,800	1,475,264
TOTAL AUSTRIA		1,475,264

Brazil (5.8%)
Banks (0.7%)
Unibanco - Uniao de Bancos Brasileiros SA GDR	21,100	1,561,400

Beverages (0.1%)
Companhia de Bebidas das Americas ADR§	4,640	186,157

Commercial Services & Supplies (0.5%)
Companhia de Saneamento de Minas Gerais - Copasa MG	102,800	958,393

Diversified Telecommunication Services (1.3%)
Brasil Telecom Participacoes SA	60,700,000	707,374
Tele Norte Leste Participacoes SA	64,600	1,993,644
		2,701,018

Electric Utilities (0.5%)
Obrascon Huarte Lain Brasil SA*	82,600	939,760

Food Products (0.3%)
Cosan SA Industria e Comercio*	42,600	687,761

Internet & Catalog Retail (0.2%)
Submarino SA	24,800	485,491

Oil & Gas (2.1%)
Petroleo Brasileiro SA - Petrobras ADR	57,400	4,295,816

Wireless Telecommunication Services (0.1%)
Vivo Participacoes SA§	99,700	311,064
TOTAL BRAZIL		12,126,860

Chile (1.2%)
Electric Utilities (0.6%)
Enersis SA ADR	95,500	1,260,600

Water Utilities (0.6%)
Inversiones Aguas Metropolitanas SA ADR Rule 144A‡	52,100	1,143,595
TOTAL CHILE		2,404,195

China (5.6%)
Banks (0.9%)
China Construction Bank Series H§	2,740,000	1,184,214
China Merchants Bank Company, Ltd. Series H*§	466,500	657,342
		1,841,556

Commingled Fund (1.0%)
iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker§	243,500	1,956,432

Diversified Financials (0.7%)
Bank of China, Ltd. Series H*§	3,509,400	1,508,741

Insurance (1.3%)
China Life Insurance Company, Ltd. Series H§	1,421,000	2,775,714

Oil & Gas (1.0%)
China Petroleum & Chemical Corp. Series H§	3,240,000	1,999,600

Real Estate (0.7%)
Guangzhou R&F Properties Company, Ltd. Series H	511,200	720,328

	Number of Shares	Value

COMMON STOCKS
China
Real Estate
New World China Land, Ltd.§	1,990,000	$816,342
		1,536,670
TOTAL CHINA		11,618,713

Columbia (0.5%)
Diversified Financials (0.5%)
Suramericana de Inversiones SA	161,300	1,050,944
TOTAL COLUMBIA		1,050,944

Czech Republic (0.6%)
Electric Utilities (0.6%)
CEZ AS	32,800	1,157,419
TOTAL CZECH REPUBLIC		1,157,419

Egypt (0.7%)
Diversified Telecommunication Services (0.7%)
Orascom Telecom Holding SAE	23,900	1,357,817
TOTAL EGYPT		1,357,817

Hong Kong (3.6%)
Oil & Gas (0.8%)
CNOOC, Ltd.§	2,122,000	1,763,593

Real Estate (0.9%)
China Resources Land, Ltd.	2,696,000	1,814,535

Wireless Telecommunication Services (1.9%)
China Mobile (Hong Kong), Ltd.	546,500	3,865,717
TOTAL HONG KONG		7,443,845

Hungary (0.4%)
Oil & Gas (0.4%)
Falcon Oil & Gas, Ltd.*	289,700	750,444
TOTAL HUNGARY		750,444

India (7.1%)
Automobiles (0.4%)
Mahindra & Mahindra, Ltd.	48,400	719,191

Chemicals (1.0%)
Reliance Industries, Ltd. GDR Rule 144A‡	43,000	2,171,500

Diversified Financials (0.5%)
ICICI Bank, Ltd. ADR§	34,000	1,044,140
Reliance Capital, Ltd.	2,620	32,551
		1,076,691

Diversified Telecommunication Services (0.8%)
Bharti Airtel, Ltd.*	151,900	1,552,901

Electric Utilities (0.0%)
Reliance Energy, Ltd.	3,930	41,296

Electrical Equipment (0.5%)
Bharat Heavy Electricals, Ltd.	20,000	1,042,514

Energy Equipment & Services (0.6%)
Niko Resources, Ltd.	21,000	1,251,737

Gas Utilities (0.4%)
Gail India, Ltd.	150,600	862,400

Industrial Conglomerates (0.6%)
Grasim Industries, Ltd.*	24,300	1,334,762

IT Consulting & Services (1.6%)
Infosys Technologies, Ltd. ADR§	46,600	2,224,218

	Number of Shares	Value

COMMON STOCKS
India
IT Consulting & Services
Tata Consultancy Services, Ltd.	45,244	$1,006,592
		3,230,810

Materials (0.5%)
Hindalco Industries, Ltd.	276,600	1,033,829

Oil & Gas (0.0%)
Reliance Natural Resources, Ltd. Series L*	52,400	25,446

Wireless Telecommunication Services (0.2%)
Reliance Communication Ventures, Ltd.*	52,400	396,987
TOTAL INDIA		14,740,064

Indonesia (2.3%)
Banks (1.0%)
PT Bank Mandiri	8,569,000	2,155,283

Wireless Telecommunication Services (1.3%)
PT Telekomunikasi Indonesia	2,952,500	2,686,346
TOTAL INDONESIA		4,841,629

Israel (2.6%)
Electronic Equipment & Instruments (0.4%)
Orbotech, Ltd.*	39,400	933,780

Insurance (0.6%)
Harel Insurance Investments, Ltd.	26,900	1,202,884

Internet Software & Services (0.5%)
Check Point Software Technologies, Ltd.*§	52,100	992,505

Pharmaceuticals (1.1%)
Teva Pharmaceutical Industries, Ltd. ADR	65,800	2,243,122
TOTAL ISRAEL		5,372,291

Malaysia (1.6%)
Food Products (1.1%)
IOI Corporation Berhad	526,100	2,311,018

Hotels, Restaurants & Leisure (0.5%)
Genting Berhad	167,100	1,091,410
TOTAL MALAYSIA		3,402,428

Mexico (5.8%)
Beverages (0.6%)
Fomento Economico Mexicano SA de CV ADR	12,777	1,238,602

Construction Materials (0.9%)
Cemex SA de CV ADR	64,542	1,941,423

Food Products (0.4%)
Grupo Bimbo SA de CV Series A§	240,100	840,664

Household Durables (0.4%)
Consorcio ARA SA de CV	179,700	882,101

Media (0.4%)
Grupo Televisa SA ADR	38,600	820,636

Metals & Mining (0.4%)
Grupo Mexico SA de CV Series B	292,050	914,220

Real Estate (0.6%)
Urbi Desarrollos Urbanos SA de CV*	435,372	1,225,118

Transportation Infrastructure (0.6%)
Grupo Aeroportuario del Pacifico SA de CV ADR	34,900	1,186,600

Wireless Telecommunication Services (1.5%)
America Movil SA de CV ADR Series L	55,074	2,168,263

	Number of Shares	Value

COMMON STOCKS
Mexico
Wireless Telecommunication Services
America Telecom SA de CV Class A1*§	133,500	$904,262
		3,072,525
TOTAL MEXICO		12,121,889

Russia (9.6%)
Banks (1.1%)
Sberbank RF	1,040	2,264,924

Industrial Conglomerates (0.8%)
Mining and Metallurgical Company Norilsk Nickel ADR	13,700	1,781,000

Oil & Gas (6.7%)
Gazprom	549,714	5,893,992
Gazprom ADR	53,000	2,301,286
Lukoil ADR	75,100	5,670,050
		13,865,328
Wireless Telecommunication Services (1.0%)
OAO Vimpel Communications ADR*§	34,900	2,114,591
TOTAL RUSSIA		20,025,843

South Africa (6.9%)
Banks (1.5%)
FirstRand, Ltd.	567,482	1,290,453
Standard Bank Group, Ltd.	176,700	1,766,113
		3,056,566

Diversified Financials (0.3%)
African Bank Investments, Ltd.	244,800	695,368

Diversified Telecommunication Services (0.3%)
Telkom South Africa, Ltd.	32,700	565,150

Electronic Equipment & Instruments (0.6%)
Reunert, Ltd.§	148,100	1,298,448

Food Products (0.3%)
Tiger Brands, Ltd.	33,800	615,629

Insurance (0.5%)
Liberty Group, Ltd.	103,600	977,785

Metals & Mining (1.0%)
Anglo Platinum, Ltd.§	20,300	2,048,337

Oil & Gas (1.4%)
Sasol	89,400	2,946,225

Specialty Retail (1.0%)
Edgars Consolidated Stores, Ltd.	285,960	1,102,402
JD Group, Ltd.	126,900	1,062,320
		2,164,722
TOTAL SOUTH AFRICA		14,368,230

South Korea (17.8%)
Automobiles (0.7%)
Hyundai Motor Company, Ltd.	16,010	1,368,883

Banks (2.6%)
Kookmin Bank	33,510	2,623,676
Korea Exchange Bank*§	152,300	1,943,384
Shinhan Financial Group Company, Ltd.	18,350	824,913
		5,391,973

Beverages (0.8%)
Hite Brewery Company, Ltd.	13,500	1,667,640

Construction & Engineering (1.8%)
GS Engineering & Construction Corp.	29,300	2,048,685

	Number of Shares	Value

COMMON STOCKS
South Korea
Construction & Engineering
Hyundai Development Co.	36,300	$1,620,182
		3,668,867

Electric Utilities (1.1%)
Korea Electric Power Corp.	57,500	2,238,065

Electronic Equipment & Instruments (0.7%)
LG.Philips LCD Company, Ltd.*	41,000	1,359,788

Metals & Mining (1.0%)
POSCO ADR§	33,700	2,188,141

Multiline Retail (0.5%)
Lotte Shopping Company, Ltd.	3,100	1,098,732

Oil & Gas (0.3%)
S-Oil Corp.	9,300	621,060

Semiconductor Equipment & Products (6.6%)
Hynix Semiconductor, Inc.*§	44,510	1,751,496
Hynix Semiconductor, Inc. GDR Rule 144A*‡	3,824	150,206
Samsung Electronics Company, Ltd.	16,990	11,908,003
		13,809,705

Tobacco (1.0%)
KT&G Corp.	34,160	2,075,301

Wireless Telecommunication Services (0.7%)
SK Telecom Company, Ltd.	6,700	1,424,592
TOTAL SOUTH KOREA		36,912,747

Taiwan (14.6%)
Banks (1.8%)
Chinatrust Financial Holding Company, Ltd.	3,217,760	2,396,638
SinoPac Financial Holdings Company, Ltd.	2,680,000	1,277,289
		3,673,927

Chemicals (0.4%)
Formosa Plastics Corp.	523,291	747,033

Computers & Peripherals (0.7%)
Advantech Company, Ltd.	388,697	1,120,285
High Tech Computer Corp.	15,000	398,244
		1,518,529

Construction Materials (0.8%)
Asia Cement Corp.	2,278,800	1,650,647

Diversified Telecommunication Services (0.5%)
Chunghwa Telecom Company, Ltd.	682,380	1,138,113

Electronic Equipment & Instruments (3.4%)
AU Optronics Corp. ADR§	197,278	2,811,212
Hon Hai Precision Industry Company, Ltd.	707,696	4,307,303
		7,118,515

Food Products (0.8%)
Uni-President Enterprises Corp.	1,880,000	1,654,822

Insurance (2.1%)
Cathay Financial Holding Company, Ltd.	898,943	1,801,692
China Life Insurance Company, Ltd.*	1,910,000	925,514
Shin Kong Financial Holding Company, Ltd.	1,799,495	1,656,072
		4,383,278

Metals & Mining (0.7%)
China Steel Corp.	1,563,850	1,346,619

Semiconductor Equipment & Products (3.4%)
MediaTek, Inc.	149,000	1,410,977
Taiwan Semiconductor Manufacturing Company, Ltd.	2,720,330	4,909,805

	Number of Shares	Value

COMMON STOCKS
Taiwan
Semiconductor Equipment & Products
United Microelectronics Corp.	1,460,142	$817,095
		7,137,877
TOTAL TAIWAN		30,369,360

Thailand (1.7%)
Banks (1.1%)
Krung Thai Bank Public Company, Ltd.	4,415,500	1,351,024
Siam City Bank Public Company, Ltd.	1,541,500	817,579
		2,168,603

Real Estate (0.6%)
Land and Houses Public Company, Ltd.	6,637,800	1,277,708
TOTAL THAILAND		3,446,311

Turkey (1.1%)
Banks (0.9%)
Akbank T.A.S.	230,709	1,177,536
Turkiye Garanti Bankasi AS	240,733	711,158
		1,888,694

Wireless Telecommunication Services (0.2%)
Turkcell Iletisim Hizmetleri AS	64,173	330,100
TOTAL TURKEY		2,218,794

Zambia (0.5%)
Metals & Mining (0.5%)
First Quantum Minerals, Ltd.	22,400	1,048,874
TOTAL ZAMBIA		1,048,874
TOTAL COMMON STOCKS (Cost $142,129,904)		188,984,796

PREFERRED STOCKS (6.6%)
Brazil (6.2%)
Banks (0.9%)
Banco Itau Holding Financeira SA	63,100	1,892,128

Beverages (0.4%)
Companhia de Bebidas das Americas ADR§	16,000	726,080

Diversified Telecommunication Services (0.8%)
Telemar Norte Leste SA Class A	47,900	1,010,732
Telesp - Telecomunicacoes de Sao Paulo SA	32,400	716,501
		1,727,233

Industrial Conglomerates (0.9%)
Bradespar SA	18,400	615,311
Itausa - Investimentos Itau SA	281,722	1,161,406
		1,776,717

Metals & Mining (1.7%)
Companhia Vale do Rio Doce ADR	149,100	2,759,841
Usinas Siderurgicas de Minas Gerais SA Series A	28,800	862,276
		3,622,117

Oil & Gas (1.0%)
Petroleo Brasileiro SA - Petrobras ADR	24,800	2,078,984

Road & Rail (0.5%)
All America Latina Logistica	125,800	979,281
TOTAL BRAZIL		12,802,540

Russia (0.4%)
Oil & Gas (0.4%)
Transneft	460	879,005

	Number of Shares	Value

PREFERRED STOCKS
TOTAL RUSSIA		$879,005
TOTAL PREFERRED STOCKS (Cost $8,413,809)		13,681,545

RIGHTS (0.0%)
Thailand (0.0%)
Diversified Telecommunication Services (0.0%)
True Corporation Public Company, Ltd. strike price THB 20.60, expires 04/03/08*^ (Cost $0)	50,021	0

SHORT-TERM INVESTMENTS (13.3%)
State Street Navigator Prime Portfolio§§	24,761,934	24,761,934

	Par (000)

State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 10/02/06	$2,936	2,936,000

TOTAL SHORT-TERM INVESTMENTS (Cost $27,697,934)		27,697,934

TOTAL INVESTMENTS AT VALUE (110.9%) (Cost $178,241,647)		230,364,275

LIABILITIES IN EXCESS OF OTHER ASSETS (-10.9%)		(22,715,710)

NET ASSETS (100.0%)		$207,648,565

INVESTMENT ABBREVIATIONS
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

*      Non-income producing security.

‡      Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2006, these securities amounted to a value of $3,465,301 or 1.7% of net assets.

^      Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

§      Security or portion thereof is out on loan.

§§   Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At September 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $178,241,647, $56,594,205, $(4,471,577) and $52,122,628, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Trust - Blue Chip Portfolio

Schedule of Investments

September 30, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (98.6%)
Aerospace & Defense (2.6%)
Boeing Co.	1,000	$78,850
Lockheed Martin Corp.	900	77,454
Northrop Grumman Corp.	1,100	74,877
Raytheon Co.	1,500	72,015
		303,196

Air Freight & Couriers (1.2%)
FedEx Corp.	600	65,208
Ryder System, Inc.	1,100	56,848
United Parcel Service, Inc. Class B	300	21,582
		143,638

Airlines (0.8%)
Alaska Air Group, Inc.*	700	26,628
Southwest Airlines Co.	3,900	64,974
		91,602

Auto Components (0.1%)
Autoliv, Inc.	200	11,022

Automobiles (0.3%)
General Motors Corp.	900	29,934

Banks (6.1%)
Bank of America Corp.	5,300	283,921
Bank of New York Company, Inc.	800	28,208
Northern Trust Corp.	1,100	64,273
PNC Financial Services Group, Inc.	900	65,196
Wachovia Corp.	1,500	83,700
Washington Mutual, Inc.	300	13,041
Wells Fargo & Co.	4,600	166,428
		704,767

Beverages (1.8%)
Coca-Cola Co.	400	17,872
Coca-Cola Enterprises, Inc.	2,200	45,826
Molson Coors Brewing Co. Class B	400	27,560
Pepsi Bottling Group, Inc.	1,400	49,700
PepsiCo, Inc.	1,000	65,260
		206,218

Biotechnology (1.3%)
Amgen, Inc.*	1,900	135,907
Biogen Idec, Inc.*	400	17,872
		153,779

Chemicals (0.7%)
Dow Chemical Co.	1,400	54,572
PPG Industries, Inc.	100	6,708
Rohm & Haas Co.	400	18,940
		80,220

Commercial Services & Supplies (0.4%)
R. R. Donnelley & Sons Co.	1,400	46,144

Communications Equipment (1.1%)
Cisco Systems, Inc.*	3,800	87,400
Motorola, Inc.	1,500	37,500
		124,900

Computers & Peripherals (3.7%)
EMC Corp.*	1,000	11,980

	Number of
	Shares	Value

COMMON STOCKS
Computers & Peripherals
Hewlett-Packard Co.	4,000	$146,760
International Business Machines Corp.	2,100	172,074
Lexmark International, Inc. Class A*	500	28,830
Western Digital Corp.*	3,400	61,540
		421,184

Diversified Financials (10.6%)
Capital One Financial Corp.	900	70,794
CapitalSource, Inc.	800	20,656
CIT Group, Inc.	200	9,726
Citigroup, Inc.	5,700	283,119
Countrywide Financial Corp.	2,100	73,584
First Marblehead Corp.	400	27,704
Franklin Resources, Inc.	100	10,575
Freddie Mac	700	46,431
Goldman Sachs Group, Inc.	700	118,419
JPMorgan Chase & Co.	4,600	216,016
Lehman Brothers Holdings, Inc.	1,200	88,632
Merrill Lynch & Company, Inc.	1,600	125,152
Morgan Stanley	1,700	123,947
State Street Corp.	100	6,240
		1,220,995

Diversified Telecommunication Services (2.5%)
AT&T, Inc.	5,200	169,312
BellSouth Corp.	300	12,825
Verizon Communications, Inc.	2,900	107,677
		289,814

Electric Utilities (2.2%)
Constellation Energy Group, Inc.	900	53,280
Edison International	1,700	70,788
FirstEnergy Corp.	1,200	67,032
PG&E Corp.	1,500	62,475
		253,575

Electronic Equipment & Instruments (0.3%)
Jabil Circuit, Inc.	1,000	28,570

Energy Equipment & Services (1.5%)
BJ Services Co.	1,400	42,182
Halliburton Co.	400	11,380
Nabors Industries, Ltd.*	2,000	59,500
Patterson-UTI Energy, Inc.	2,400	57,024
		170,086

Food & Drug Retailing (1.3%)
Kroger Co.	3,000	69,420
Safeway, Inc.	2,100	63,735
Walgreen Co.	400	17,756
		150,911

Food Products (0.4%)
Archer-Daniels-Midland Co.	1,200	45,456

Healthcare Equipment & Supplies (0.8%)
Baxter International, Inc.	500	22,730
Becton, Dickinson and Co.	1,000	70,670
		93,400

Healthcare Providers & Services (4.5%)
Aetna, Inc.	1,200	47,460
Cardinal Health, Inc.	1,300	85,462
Coventry Health Care, Inc.*	1,200	61,824

	Number of
	Shares	Value

COMMON STOCKS
Healthcare Providers & Services
Humana, Inc.*	900	$59,481
McKesson Corp.	1,100	57,992
UnitedHealth Group, Inc.	2,340	115,128
WellPoint, Inc.*	1,200	92,460
		519,807

Hotels, Restaurants & Leisure (0.2%)
Carnival Corp.	300	14,109
Darden Restaurants, Inc.	300	12,741
		26,850

Household Durables (0.9%)
Harman International Industries, Inc.	600	50,064
Whirlpool Corp.	700	58,877
		108,941

Household Products (1.3%)
Procter & Gamble Co.	2,400	148,752

Industrial Conglomerates (4.4%)
General Electric Co.	8,000	282,400
Honeywell International, Inc.	2,200	89,980
Reynolds American, Inc.	700	43,379
Tyco International, Ltd.	3,100	86,769
		502,528

Insurance (7.1%)
ACE, Ltd.	1,300	71,149
Aflac, Inc.	1,400	64,064
Allstate Corp.	1,500	94,095
Ambac Financial Group, Inc.	100	8,275
American International Group, Inc.	2,900	192,154
Genworth Financial, Inc. Class A	500	17,505
Hartford Financial Services Group, Inc.	900	78,075
Loews Corp.	1,800	68,220
Metlife, Inc.	800	45,344
Prudential Financial, Inc.	1,100	83,875
SAFECO Corp.	1,100	64,823
Torchmark Corp.	400	25,244
		812,823

Internet Software & Services (0.4%)
Google, Inc. Class A*	100	40,190

IT Consulting & Services (1.6%)
Accenture, Ltd. Class A	1,900	60,249
Computer Sciences Corp.*	1,200	58,944
Electronic Data Systems Corp.	2,800	68,656
		187,849

Leisure Equipment & Products (1.1%)
Brunswick Corp.	1,100	34,309
Hasbro, Inc.	2,400	54,600
Mattel, Inc.	1,900	37,430
		126,339

Machinery (3.2%)
Caterpillar, Inc.	600	39,480
Cummins, Inc.	500	59,615
Dover Corp.	1,400	66,416
Eaton Corp.	900	61,965
Ingersoll-Rand Company, Ltd. Class A	1,200	45,576
Navistar International Corp.*	1,100	28,402

	Number of
	Shares	Value

COMMON STOCKS
Machinery
Parker Hannifin Corp.	900	$69,957
		371,411

Media (1.9%)
CBS Corp. Class B	400	11,268
Comcast Corp. Class A*	500	18,425
DIRECTV Group, Inc.*	2,400	47,232
News Corp. Class A	2,900	56,985
Time Warner, Inc.	1,200	21,876
Walt Disney Co.	2,200	68,002
		223,788

Metals & Mining (1.9%)
Freeport-McMoRan Copper & Gold, Inc. Class B	700	37,282
Nucor Corp.	1,000	49,490
Phelps Dodge Corp.	800	67,760
United States Steel Corp.	1,100	63,448
		217,980

Multiline Retail (2.5%)
Federated Department Stores, Inc.	1,100	47,531
Kohl’s Corp.*	800	51,936
Sears Holdings Corp.*	100	15,809
Wal-Mart Stores, Inc.	3,400	167,688
		282,964

Oil & Gas (8.8%)
Anadarko Petroleum Corp.	1,700	74,511
Chevron Corp.	2,900	188,095
ConocoPhillips	1,588	94,533
Exxon Mobil Corp.	6,400	429,440
Hess Corp.	1,600	66,272
Marathon Oil Corp.	1,000	76,900
Sunoco, Inc.	500	31,095
Valero Energy Corp.	900	46,323
		1,007,169

Pharmaceuticals (7.3%)
Abbott Laboratories	200	9,712
Barr Pharmaceuticals, Inc.*	1,000	51,940
Forest Laboratories, Inc.*	200	10,122
Johnson & Johnson	3,600	233,784
King Pharmaceuticals, Inc.*	1,200	20,436
Merck & Company, Inc.	3,400	142,460
Mylan Laboratories, Inc.	2,700	54,351
Pfizer, Inc.	8,800	249,568
Schering-Plough Corp.	3,000	66,270
		838,643

Road & Rail (0.9%)
CSX Corp.	900	29,547
Union Pacific Corp.	900	79,200
		108,747

Semiconductor Equipment & Products (3.8%)
Advanced Micro Devices, Inc.*	1,700	42,245
Analog Devices, Inc.	1,900	55,841
Freescale Semiconductor, Inc. Class B*	1,600	60,816
Intel Corp.	3,100	63,767
Maxim Integrated Products, Inc.	1,300	36,491
Micron Technology, Inc.*	3,400	59,160
Teradyne, Inc.*	1,800	23,688

	Number of
	Shares	Value

COMMON STOCKS
Semiconductor Equipment & Products
Texas Instruments, Inc.	3,000	$99,750
		441,758

Software (2.9%)
Autodesk, Inc.*	700	24,346
Intuit, Inc.*	500	16,045
Microsoft Corp.	10,000	273,300
Oracle Corp.*	800	14,192
		327,883

Specialty Retail (1.8%)
Home Depot, Inc.	2,000	72,540
Lowe’s Companies, Inc.	2,600	72,956
Sherwin-Williams Co.	1,100	61,358
		206,854

Textiles & Apparel (0.2%)
Jones Apparel Group, Inc.	300	9,732
Nike, Inc. Class B	200	17,524
		27,256

Tobacco (2.2%)
Altria Group, Inc.	2,600	199,030
Loews Corp. - Carolina Group	900	49,851
		248,881

TOTAL COMMON STOCKS (Cost $10,227,635)		11,346,824

TOTAL INVESTMENTS AT VALUE (98.6%) (Cost $10,227,635)		11,346,824

OTHER ASSETS IN EXCESS OF LIABILITIES (1.4%)		165,906

NET ASSETS (100.0%)		$11,512,730

*       Non-income producing security.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At September 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $10,227,635, $1,276,940, $(157,751) and $1,119,189, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Trust - Commodity Return Strategy Portfolio

Schedule of Investments

September 30, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
COMMERCIAL PAPER (79.8%)
ASSET BACKED (79.8%)
$ 2,800	AJAX Bambino Funding, Inc.	(A-1+, P-1)	12/06/06	5.324	$2,773,358
500	Altius I Funding Corp.	(A-1+, P-1)	12/07/06	5.371	495,142
3,000	Atlas Capital Funding Corp.	(A-1+, P-1)	11/07/06	5.312	2,983,751
1,100	Beethoven Funding Corp.	(A-1, P-1)	11/07/06	5.312	1,094,042
3,000	Beethoven Funding Corp.	(A-1, P-1)	11/13/06	5.312	2,981,116
3,500	Beta Finance, Inc.	(A-1+, P-1)	10/25/06	5.381	3,487,727
4,100	Brahms Funding Corp.	(A-1, P-1)	11/01/06	5.318	4,081,323
1,000	Broadhollow Funding LLC	(A-1+, P-1)	10/10/06	5.326	998,675
3,550	Buckingham CDO LLC	(A-1+, P-1)	12/15/06	5.359	3,511,397
2,500	CC USA, Inc.	(A-1+, P-1)	03/08/07	5.362	2,443,088
2,400	Cobbler Funding LLC	(A-1+, P-1)	11/28/06	5.336	2,379,623
2,000	Davis Square Funding VI Corp.	(A-1+, P-1)	11/02/06	5.383	1,990,542
3,500	Dorada Finance, Inc.	(A-1+, P-1)	10/23/06	5.307	3,488,749
1,600	Five Finance Corp.	(A-1+, P-1)	10/24/06	5.296	1,594,613
2,650	Giro Funding US Corp.	(A-1+, P-1)	11/15/06	5.335	2,632,543
3,500	Golden Fish LLC	(A-1+, P-1)	10/20/06	5.346	3,490,210
4,400	KKR Pacific Funding Trust	(A-1+, P-1)	10/24/06	5.323	4,385,101
4,000	Monument Gardens Funding LLC	(A-1, P-1)	10/23/06	5.305	3,987,093
3,300	Ocala Funding LLC	(A-1+, P-1)	10/10/06	5.368	3,295,611
700	Rhineland Funding Capital Corp.	(A-1+, P-1)	11/17/06	5.393	695,138
2,800	Rhineland Funding Capital Corp.	(A-1+, P-1)	12/12/06	5.398	2,770,678
450	Romulus Funding Corp.	(A-1, P-1)	10/26/06	5.334	448,350
600	Romulus Funding Corp.	(A-1, P-1)	10/26/06	5.360	597,792
1,250	Romulus Funding Corp.	(A-1, P-1)	10/26/06	5.362	1,245,399
3,500	Stanfield Victoria Finance, Ltd.	(A-1+, P-1)	12/01/06	5.328	3,469,315
3,000	Whistlejacket Capital, Ltd.	(A-1+, P-1)	11/01/06	5.313	2,986,360
750	Whistlejacket Capital, Ltd.	(A-1+, P-1)	11/06/06	5.318	746,048
2,400	White Pine Finance LLC	(A-1+, P-1)	11/30/06	5.329	2,378,920
3,100	Windmill Funding Corp.	(A-1+, P-1)	10/10/06	5.282	3,095,923
3,000	Witherspoon CDO Funding Corp.# ‡‡	(A-1+, P-1)	10/06/06	5.329	2,997,790
4,300	Witherspoon CDO Funding Corp.# ‡‡	(A-1+, P-1)	03/15/07	5.340	4,300,000

TOTAL COMMERCIAL PAPER (Cost $75,380,400)					75,382,330

STRUCTURED NOTES (33.4%)
4,300	ABN AMRO BANK NV: Commodity Index Linked Notes#	(AA, Aa3)	10/22/07	5.279	4,503,820
3,700	AIG FP: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.500	3,700,000
4,400	Barclays Bank PLC: Commodity Index Linked Notes#	(AA, Aa1)	10/28/07	5.270	4,598,704
4,500	Bear Stearns Company, Inc.: Commodity Index Linked Notes#	(A-1, P-1)	11/06/07	5.500	4,500,000
4,500	IXIS: Commodity Index Linked Notes#	(A-1+, P-1)	11/05/07	5.206	4,668,300
3,900	Morgan Stanley: Commodity Index Linked Notes#	(A-1, P-1)	10/15/07	5.300	3,276,117
6,250	Svensk Exportkredit AB: Commodity Index Linked Notes#	(A-1+, P-1)	11/09/07	5.500	6,250,000

TOTAL STRUCTURED NOTES (Cost $31,550,000)					31,496,941

UNITED STATES GOVERNMENT AGENCY SECURITY (0.0%)
15	Fannie Mae Discount Notes‡‡ (Cost $14,889)	(AAA, Aaa)	11/22/06	5.079	14,889

CORPORATE OBLIGATION (2.6%)					2,443,088

Finance (2.6%)
2,500	CC USA, Inc.	(A-1+, P-1)	03/08/07	5.362	2,443,088

VARIABLE RATE CORPORATE OBLIGATION (2.1%)

Diversified Financials (2.1%)
2,000	Five Finance, Inc. Series MTN, Notes#‡‡ (Cost $1,999,763)	(AAA, Aaa)	09/13/07	5.360	2,001,018

SHORT-TERM INVESTMENT (0.6%)
565	State Street Bank and Trust Co. Euro Time Deposit (Cost $565,000)	10/02/06	4.100	565,000

TOTAL INVESTMENTS AT VALUE (118.5%) (Cost $111,952,776)				111,903,265

LIABILITIES IN EXCESS OF OTHER ASSETS (-18.5%)				(17,501,770)

NET ASSETS (100.0%)				$94,401,495

OPEN FUTURES CONTRACTS

					Unrealized
	Number of	Expiration	Contract	Contract	Appreciation/
Futures Contracts	Contracts	Date	Amount	Value	Depreciation
US Treasury 2 Year Notes Futures	(25)	12/29/06	$(5,117,503)	$(5,112,500)	$5,003
US Treasury 10 Year Notes Futures	(21)	12/19/06	(2,247,593)	(2,269,312)	(21,719)
			$(7,365,096)	$(7,381,812)	$(16,716)

INVESTMENT ABBREVIATION

MTN = Medium Term Note

†                                          Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

#                                         Variable rate obligations — The interest rate shown is the rate as of September 30, 2006.

‡‡                                    Collateral segregated for futures contracts.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument to terminate the contract. Securities, options, futures contracts and other assets (including swap and structured agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost - At September 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $111,952,776, $574,373, $(623,884), $(49,511), respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                     Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                     Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	November 21, 2006

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 21, 2006